                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2009
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                                  (CLASS VA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the First MetLife Investors Class VA variable annuity contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference. If you do not have a copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

The corresponding sections of the prospectus are modified as follows:

ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY PAYMENTS

Annuity payments will be based on the annuity option selected, the annuitant's age and the annuitant's sex. However, where required by state law, the annuitant's sex will not be taken into account in calculating annuity payments. If you were issued a contract before state law mandated unisex annuity rates (if applicable in your state) and that contract had annuity rates that took the annuitant's sex into account, the annuity rates we use for that contract will not be less than the guaranteed rates in the contract when it was issued.

INVESTMENT OPTIONS

The contract offers the investments portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

The Financial Industry Regulatory Authority (FINRA) maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate, MetLife Advisers, LLC) or subadviser of an investment portfolio or its affiliates may make payments to us and/or certain affiliates. These payments may be used for a variety of purposes, including payment for expenses for certain administrative, marketing and support services with respect to the contracts and, in our role as intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolio prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts.

We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from an investment portfolio. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser.

Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 plan, if any, is described in more detail in the investment portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

MET INVESTORS SERIES TRUST (CLASS B (OR CLASS C AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B (or Class C as noted) portfolios are available under the contract:

 American Funds Balanced Allocation Portfolio (Class C)
 American Funds Bond Portfolio (Class C)
 American Funds Growth Allocation Portfolio (Class C)
 American Funds Growth Portfolio (Class C)
 American Funds International Portfolio (Class C)
 American Funds Moderate Allocation Portfolio (Class C)
 BlackRock High Yield Portfolio
 Clarion Global Real Estate Portfolio
 Harris Oakmark International Portfolio
 Lazard Mid Cap Portfolio
 Legg Mason Partners Aggressive Growth Portfolio
 Legg Mason Value Equity Portfolio
 Loomis Sayles Global Markets Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Mid Cap Value Portfolio
 Met/AIM Small Cap Growth Portfolio
 Met/Franklin Mutual Shares Portfolio
 Met/Franklin Templeton Founding Strategy Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 PIMCO Inflation Protected Bond Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 Rainier Large Cap Equity Portfolio
 RCM Technology Portfolio
 SSgA Growth and Income ETF Portfolio
 SSgA Growth ETF Portfolio
 T. Rowe Price Mid Cap Growth Portfolio
 Third Avenue Small Cap Value Portfolio
 Turner Mid Cap Growth Portfolio
 Van Kampen Comstock Portfolio
 MetLife Defensive Strategy Portfolio
 MetLife Moderate Strategy Portfolio
 MetLife Balanced Strategy Portfolio
 MetLife Growth Strategy Portfolio
 MetLife Aggressive Strategy Portfolio

METROPOLITAN SERIES FUND, INC.
(CLASS B (OR CLASS E OR CLASS G AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B (or Class E or Class G as noted) portfolios are available under the contract:

 Barclays Capital Aggregate Bond Index Portfolio (Class G)
 BlackRock Money Market Portfolio
 Davis Venture Value Portfolio (Class E)
 Jennison Growth Portfolio
 Met/Artisan Mid Cap Value Portfolio (formerly Harris Oakmark Focused Value
   Portfolio)
 Met/Dimensional International Small Company Portfolio
 MetLife Mid Cap Stock Index Portfolio (Class G)
 MetLife Stock Index Portfolio
 Morgan Stanley EAFE(R) Index Portfolio (Class G)
 Russell 2000(R) Index Portfolio (Class G)
 Western Asset Management U.S. Government Portfolio

MARKET TIMING
The following paragraph is revised:

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (I.E., the American Funds International Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS Research International Portfolio, Met/Dimensional International Small Company Portfolio, Morgan Stanley EAFE Index Portfolio, Russell 2000 Index Portfolio and Third Avenue Small Cap Value Portfolio) and we monitor transfer activity in those investment portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high-yield portfolios, in a 12-month period there were (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving any portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain criteria.

TAXES

MINIMUM REQUIRED DISTRIBUTIONS

Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first RMD payment by April 1, 2009. In contrast, if your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if you are receiving annuitized payments under your contract. The RMD rules are complex, so consult with your tax adviser before waiving your 2009 RMD payment.

OTHER INFORMATION

FIRST METLIFE INVESTORS

For Contracts issued on or before December 31, 2002, General American Life Insurance Company ("General American"), the former parent of the Company, agreed to ensure that the Company will have sufficient funds to meet its obligations under the Contracts. In the event an owner or beneficiary of such a Contract presents a legitimate claim for payment, General American will pay such claim directly to the Contract owner or beneficiary if the Company is unable to make such payment. This guarantee is enforceable by such Contract owner or beneficiary against General American directly without any requirement that the Contract owner or beneficiary first file a claim against the Company. The guarantee agreement is binding on General American, its successors or assigns and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American's rating. With respect to the guarantee, General American is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B (OR CLASS C AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of First MetLife Investors. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B (or Class C as noted) portfolios are available under the contract:

AMERICAN FUNDS BALANCED ALLOCATION PORTFOLIO (CLASS C)

INVESTMENT OBJECTIVE: Seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

AMERICAN FUNDS BOND PORTFOLIO (CLASS C)

SUBADVISER: Capital Research and Management Company

INVESTMENT OBJECTIVE: Seeks to maximize current income and preserve capital.

AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO (CLASS C)

INVESTMENT OBJECTIVE: Seeks growth of capital.

AMERICAN FUNDS GROWTH PORTFOLIO (CLASS C)

SUBADVISER: Capital Research and Management Company

INVESTMENT OBJECTIVE: Seeks to achieve growth of capital.

AMERICAN FUNDS INTERNATIONAL PORTFOLIO (CLASS C)

SUBADVISER: Capital Research and Management Company

INVESTMENT OBJECTIVE: Seeks to achieve growth of capital.

AMERICAN FUNDS MODERATE ALLOCATION PORTFOLIO (CLASS C)

INVESTMENT OBJECTIVE: Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

BLACKROCK HIGH YIELD PORTFOLIO

SUBADVISER: BlackRock Financial Management, Inc.

INVESTMENT OBJECTIVE: Seeks to maximize total return, consistent with income generation and prudent investment management.

CLARION GLOBAL REAL ESTATE PORTFOLIO

SUBADVISER: ING Clarion Real Estate Securities, L.P.

INVESTMENT OBJECTIVE: Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

LAZARD MID CAP PORTFOLIO

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation.

LEGG MASON VALUE EQUITY PORTFOLIO

SUBADVISER: Legg Mason Capital Management, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

SUBADVISER: Loomis Sayles & Company, L.P.

INVESTMENT OBJECTIVE: Seeks high total investment return through a combination of capital appreciation and income.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT MID CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation through investments primarily in equity securities which are believed to be undervalued in the marketplace.

MET/AIM SMALL CAP GROWTH PORTFOLIO

SUBADVISER: Invesco Aim Capital Management, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

MET/FRANKLIN MUTUAL SHARES PORTFOLIO

SUBADVISER: Franklin Mutual Advisers, LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation, which may occasionally be short-term. The portfolio's secondary investment objective is income.

MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Primarily seeks capital appreciation and secondarily seeks income.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: Seeks reasonable income and capital growth.

RAINIER LARGE CAP EQUITY PORTFOLIO

SUBADVISER: Rainier Investment Management, Inc.

INVESTMENT OBJECTIVE: Seeks to maximize long-term capital appreciation.

RCM TECHNOLOGY PORTFOLIO

SUBADVISER: RCM Capital Management LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation; no consideration is given to income.

SSGA GROWTH AND INCOME ETF PORTFOLIO

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: Seeks growth of capital and income.

SSGA GROWTH ETF PORTFOLIO

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: Seeks growth of capital.

T. ROWE PRICE MID CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

TURNER MID CAP GROWTH PORTFOLIO

SUBADVISER: Turner Investment Partners, Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

INVESTMENT OBJECTIVE: Seeks capital growth and income.

METLIFE DEFENSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide a high level of current income with growth of capital a secondary objective.

METLIFE MODERATE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE GROWTH STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide growth of capital.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide growth of capital.

METROPOLITAN SERIES FUND, INC.
(CLASS B (OR CLASS E OR CLASS G AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B (or Class E or Class G as noted) portfolios are available under the contract:

BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: Seeks to equal the performance of the Barclays Capital U.S. Aggregate Bond Index.

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks a high level of current income consistent with preservation of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P.

INVESTMENT OBJECTIVE: Seeks growth of capital.

JENNISON GROWTH PORTFOLIO

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

MET/ARTISAN MID CAP VALUE PORTFOLIO

SUBADVISER: Artisan Partners Limited Partnership

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO

SUBADVISER: Dimensional Fund Advisors LP

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: Seeks to equal the performance of the Standard & Poor's Mid Cap 400(R) Composite Stock Price Index.

METLIFE STOCK INDEX PORTFOLIO

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: Seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

MORGAN STANLEY EAFE(R) INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: Seeks to equal the performance of the MSCI EAFE(R) Index.

RUSSELL 2000(R) INDEX PORTFOLIO (CLASS G)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: Seeks to equal the return of the Russell 2000(R) Index.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

SUPP-509 VAOLDNY
                                      6